Guarantees, commitments and risks - Sensitivity USD (Details) - Strategic liquidity risk - US Dollars - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Guarantees, commitments and risks
Value at risk	$ 130	$ 50
Minimum
Guarantees, commitments and risks
Value at risk	50	30
Maximum
Guarantees, commitments and risks
Value at risk	140	70
Average
Guarantees, commitments and risks
Value at risk	$ 110	$ 50